UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6178

        Nuveen New York Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)
	June 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 15.3% (9.9% of Total Investments)
$ 3,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Culinary Institute of	7/09 at 101.00	A	$3,324,930
	America, Series 1999, 5.000%, 7/01/22 – MBIA Insured
6,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/09 at 100.50	AA–	6,522,685
	Series 1998, 5.000%, 7/01/21 – MBIA Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	Aa3	2,031,200
	Series 2001, 5.000%, 7/01/18 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AA–	3,178,410
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
1,730	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA–	1,641,926
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
2,080	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	AA–	2,023,195
	Facilities, Series 2006A, 5.000%, 7/01/31 – MBIA Insured
550	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	A	537,834
	5.000%, 7/01/37 – FGIC Insured
1,150	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2005,	7/15 at 100.00	Baa1	1,045,258
	5.000%, 7/01/21 – MBIA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
575	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	598,667
460	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	475,746
4,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AA–	4,747,860
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
2,390	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BBB	1,911,211
	Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
890	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	748,615
6,080	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	A	5,126,717
3,685	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	2,644,835
740	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aa3	742,420
	7/01/32 – AMBAC Insured

39,830	Total Education and Civic Organizations			37,301,509

	Health Care – 23.8% (15.4% of Total Investments)
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,
	Montefiore Medical Center, Series 1999:
650	5.250%, 8/01/19 – AMBAC Insured	8/09 at 101.00	BBB	656,916
4,000	5.500%, 8/01/38 – AMBAC Insured	8/09 at 101.00	BBB	4,041,320
7,080	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	8/09 at 100.50	BBB	6,741,010
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
1,780	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	1,806,006
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured
2,575	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	2,555,533
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,535	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	3,562,255
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,500	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	A	1,462,635
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 –
	MBIA Insured
935	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	885,482
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured

8,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	A	7,522,079
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – MBIA Insured
1,325	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AAA	1,372,250
	2007B, 5.250%, 7/01/27 – AGC Insured
6,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA	6,136,320
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
2,035	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	2,149,794
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,805	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System	11/09 at 100.50	A	1,812,635
	Obligated Group, Series 1998, 5.000%, 11/01/23 – MBIA Insured
1,585	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	1,559,466
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
8,525	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	Baa1	8,633,437
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured
2,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	8/09 at 101.00	A+	2,021,140
	1999A, 5.125%, 2/15/14 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
3,150	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	A+	3,197,943
2,100	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	A1	2,126,376

58,580	Total Health Care			58,242,597

	Housing/Multifamily – 5.3% (3.4% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,230	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	1,337,527
1,230	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	1,307,207
5,740	5.000%, 7/01/25 – FGIC Insured (UB)	7/15 at 100.00	AA+	5,756,244
420	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	358,130
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
35	New York State Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	8/09 at 100.00	BBB	35,079
	Series 1994B, 6.250%, 8/15/14 – AMBAC Insured
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
1,490	6.100%, 11/01/15 – FSA Insured	11/09 at 100.00	AAA	1,495,811
2,540	6.125%, 11/01/20 – FSA Insured	11/09 at 100.00	AAA	2,542,413

12,685	Total Housing/Multifamily			12,832,411

	Industrials – 0.9% (0.6% of Total Investments)
2,770	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	2,150,185
	Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative
	Minimum Tax)

	Tax Obligation/General – 15.9% (10.3% of Total Investments)
3,000	Dormitory Authority of the State of New York, School Districts Revenue Bond Financing Program,	10/15 at 100.00	A+	2,854,110
	Peekskill City School District, Series 2005D, 5.000%, 10/01/33 – MBIA Insured
1,200	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Baa2	1,217,076
635	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	Baa1	662,591
2,000	Hempstead Town, New York, General Obligation Bonds, Series 2001A, 5.250%, 1/15/14 –	1/11 at 101.00	Aa1	2,128,820
	MBIA Insured
10,735	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	9,210,414
	2/15/47 – FGIC Insured
1,000	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%,	3/12 at 100.00	A	1,024,520
	3/01/16 – FGIC Insured
2,300	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	2,376,843
	FGIC Insured
	New York City, New York, General Obligation Bonds, Series 2004E:
3,000	5.000%, 11/01/19 – FSA Insured (UB)	11/14 at 100.00	AAA	3,117,570
2,300	5.000%, 11/01/20 – FSA Insured (UB)	11/14 at 100.00	AAA	2,374,474
	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
500	5.375%, 4/15/18 – MBIA Insured	10/09 at 102.00	A+	511,410
500	5.375%, 4/15/19 – MBIA Insured	10/09 at 102.00	A+	511,410

	Pavilion Central School District, Genesee County, New York, General Obligation Bonds, Series 2005:
1,650	5.000%, 6/15/16 – FSA Insured	6/15 at 100.00	AAA	1,833,662
1,815	5.000%, 6/15/18 – FSA Insured	6/15 at 100.00	AAA	1,930,126
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York,	No Opt. Call	Aa3	1,291,480
	General Obligation Bonds, Series 2005, 5.000%, 6/01/18 – FGIC Insured
1,620	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds,	10/15 at 100.00	Aa3	1,804,567
	Series 2005, 5.000%, 10/01/16 – FSA Insured
6,110	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	A	6,119,287

39,510	Total Tax Obligation/General			38,968,360

	Tax Obligation/Limited – 51.7% (33.5% of Total Investments)
2,070	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, St.	7/09 at 100.50	BBB	2,075,403
	Anne Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 – AMBAC Insured
1,575	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	1,615,714
	2005A, 5.250%, 7/01/24 – CIFG Insured
1,340	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program –	7/09 at 101.00	BBB	1,356,817
	Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	7/09 at 101.00	AA–	2,026,040
	District Program, Series 1999, 5.750%, 7/01/19 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Nassau County Board of	8/11 at 100.00	AAA	1,029,700
	Cooperative Educational Services, Series 2001A, 5.250%, 8/15/21 – FSA Insured
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AAA	1,540,890
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – FSA Insured
2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	2,481,384
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
2,120	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	2,250,316
1,200	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,208,112
4,600	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	A+	4,581,370
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
3,135	Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds,	8/09 at 100.75	A1	3,131,113
	Southside Hospital, Series 1998, 5.000%, 2/15/25 – MBIA Insured
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	392,505
	2005F, 5.000%, 3/15/21 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,000	5.750%, 5/01/20 – FSA Insured	5/12 at 100.00	AAA	1,043,690
1,200	5.750%, 5/01/22 – FSA Insured	5/12 at 100.00	AAA	1,247,208
1,290	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	1,330,454
	City School District project, Series 2004, 5.750%, 5/01/26 – FSA Insured (UB)
1,780	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AAA	1,849,794
	City School District project, Series 2008A, 5.750%, 5/01/27 – FSA Insured (UB)
5,630	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AAA	5,804,868
	City School District, Series 2007A, 5.750%, 5/01/28 – FSA Insured (UB)
6,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	6,109,020
	5.250%, 11/15/25 – FSA Insured
2,760	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AA–	2,857,870
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,250	5.500%, 1/01/19 – MBIA Insured	7/12 at 100.00	AA–	1,292,188
2,000	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AA–	2,057,280
2,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	2,004,420
4,095	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	4,098,399
4,500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AAA	5,079,600
	Series 2002, 5.750%, 7/01/18 – FSA Insured (UB)
4,820	Nassau County Interim Finance Authority, New York, Sales and Use Tax Revenue Bonds, Series	No Opt. Call	AAA	5,469,302
	2004H, 5.250%, 11/15/13 – AMBAC Insured

	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
2,115	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	2,187,693
1,305	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,345,403
1,305	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,338,395
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,200	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,284,920
1,600	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	1,655,472
6,640	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	6,778,643
1,500	5.000%, 10/15/32 – AMBAC Insured (UB)	10/14 at 100.00	AAA	1,522,875
1,435	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	1,522,923
	Series 2003C, 5.250%, 8/01/20 – AMBAC Insured
1,660	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,722,781
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,110,420
	Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured
3,910	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	4,025,580
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bond Trust 3126:
690	13.354%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AAA	735,195
3,465	12.203%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AAA	3,485,201
3,000	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993, 5.250%,	No Opt. Call	AAA	3,287,070
	4/01/16 – FSA Insured (UB)
1,500	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	1,498,095
	FSA Insured (UB)
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
7,350	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	8,228,912
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,561,365
1,750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,789,778
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
6,300	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	6,371,442
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	1,007,590
4,500	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	4,525,875
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,016,300
	2005B, 5.000%, 3/15/30 – FSA Insured
1,000	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AAA	855,310
	High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured
1,435	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public	10/10 at 102.00	Baa1	1,498,743
	Library, Series 1999A, 6.000%, 10/01/19 – MBIA Insured

121,810	Total Tax Obligation/Limited			126,289,438

	Transportation – 17.2% (11.1% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	2,055,180
	Series 2002A, 5.500%, 11/15/19 – AMBAC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
1,955	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	2,039,906
5,360	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	5,353,193
710	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	A+	727,793
	FGIC Insured
2,300	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	10/09 at 101.00	AA–	2,094,288
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
2,080	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA	2,219,797
2,625	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	2,672,985
1,475	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,485,487
870	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	898,240
	Eighth Series 2008, Trust 2920, 18.167%, 8/15/32 – FSA Insured (IF)

5,025	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/09 at 100.00	AA–	4,307,882
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – MBIA Insured (Alternative Minimum Tax)
	Puerto Rico Ports Authority, Revenue Bonds, Series 1991D:
3,300	7.000%, 7/01/14 – FGIC Insured (Alternative Minimum Tax)	7/09 at 100.00	BBB–	3,305,181
11,500	6.000%, 7/01/21 – FGIC Insured (Alternative Minimum Tax)	7/09 at 100.00	BBB–	11,500,111
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	Aa3	879,278
2,300	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	Aa3	2,367,551

42,280	Total Transportation			41,906,872

	U.S. Guaranteed – 4.0% (2.6% of Total Investments) (4)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
65	5.875%, 2/15/16 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aa3 (4)	68,995
10	5.875%, 2/15/16 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	AAA	10,611
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2001B:
75	5.500%, 8/15/19 (Pre-refunded 8/15/11) – MBIA Insured	8/11 at 100.00	AA– (4)	82,187
25	5.500%, 8/15/19 (Pre-refunded 8/15/11) – MBIA Insured	8/11 at 100.00	AA– (4)	27,379
770	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	Aaa	906,575
	County Issue, Series 1986, 7.375%, 7/01/16 – BIGI Insured (ETM)
700	Jericho Union Free School District, Nassau County, New York, General Obligation Bonds, Series	8/09 at 101.00	Aa2 (4)	710,178
	2000, 5.600%, 8/01/18 (Pre-refunded 8/01/09) – MBIA Insured
945	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	7/09 at 100.00	BBB (4)	947,589
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
5,090	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	5,860,372
	5.000%, 4/01/23 (Pre-refunded 10/01/15) – FGIC Insured
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AAA	1,141,350
	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured

8,680	Total U.S. Guaranteed			9,755,236

	Utilities – 7.8% (5.1% of Total Investments)
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,513,600
	5.000%, 9/01/27 – FSA Insured
2,620	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,	9/13 at 100.00	A3	2,711,726
	5.000%, 9/01/16 – CIFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
4,540	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	4,566,196
6,160	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	6,181,190
625	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	595,069
	5.000%, 12/01/35 – CIFG Insured
2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/09 at 101.00	A	1,748,281
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – MBIA Insured
	(Alternative Minimum Tax)
760	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	804,110
	11/15/19 – FGIC Insured

19,205	Total Utilities			19,120,172

	Water and Sewer – 7.2% (4.7% of Total Investments)
5,030	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/15 at 100.00	AAA	5,123,206
	Bonds, Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)
2,575	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	2,567,378
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
1,660	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,749,872
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	2,974,080
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
5,200	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AA+	5,295,732
	6/01/28 – NPFG Insured (UB)

17,465	Total Water and Sewer			17,710,268

$ 362,815	Total Long-Term Municipal Bonds (cost $365,355,210) – 149.1% (96.6% of Total Investments)			364,277,048

	Short-Term Investments – 5.2% (3.4% of Total Investments)
	Municipal Bonds – 2.1% (1.3% of Total Investments)
	Tax Obligation/Limited – 2.1% (1.3% of Total Investments)
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Variable Rate	7/09 at 100.00	A-1	5,000,000
	Demand Revenue Obligations, Series 2008A, 0.800%, 11/01/31 – FSA Insured (5)

	Euro Dollar Time Deposit – 3.1% (2.1% of Total Investments)
7,658	State Street Bank Euro Dollar Time Deposit, 0.010%, 7/01/09	N/A	N/A	7,658,041

$ 12,658	Total Short-Term Investments (cost $12,658,041)			12,658,041

	Total Investments (cost $378,013,251) – 154.3%			376,935,089

	Floating Rate Obligations – (15.2)%			(37,145,000)

	Other Assets Less Liabilities – 6.5%			16,059,299

	Auction Rate Preferred Shares, at Liquidation Value – (45.6)% (6)			(111,500,000)

	Net Assets Applicable to Common Shares – 100%			$244,349,388

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$ —	$364,277,048	$ —	$364,277,048
Short-Term Investments	7,658,041	5,000,000	—	12,658,041

Total	$7,658,041	$369,277,048	$ —	$376,935,089

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2009, the cost of investments was $340,555,492.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 6,820,447
Depreciation	(7,574,198)

Net unrealized appreciation (depreciation) of investments	$ (753,751)

Primarily all of the Fund’s net assets (including net assets attributable to Auction Rate Preferred shares)
are invested in municipal securities that guarantee the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.6%.
N/A	Not applicable.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Investment Quality Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 28, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 28, 2009